Document And Entity Information	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	EyePoint, Inc.
Entity Central Index Key	0001314102
Entity Emerging Growth Company	false
Entity File Number	000-51122
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2774444
Entity Address, Address Line One	480 Pleasant Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	926-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	EYPT
Security Exchange Name	NASDAQ